Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
Washington Housing Finance Commission, Municipal Certificates, Series 2021-1, Class A, 3.50%, 12/20/35	$1,065	$ 939,108
Total Tax-Exempt Mortgage-Backed Securities (identified cost $1,194,792)		$ 939,108

Tax-Exempt Municipal Obligations — 102.2%
Security	Principal Amount (000's omitted)	Value
Education — 3.3%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	$1,025	$ 1,042,384
District of Columbia, (KIPP DC):
4.00%, 7/1/44	105	91,422
4.00%, 7/1/49	135	113,435
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	120	100,205
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/40	1,400	1,346,576
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	2,000	1,799,660
University of California, 5.25%, 5/15/35	3,555	3,661,117
		$ 8,154,799
Electric Utilities — 5.4%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$1,355	$ 1,015,938
Georgia Municipal Electric Power Authority, 5.00%, 1/1/39	5,000	5,001,050
Northern Municipal Power Agency, MN:
5.00%, 1/1/35	170	179,306
5.00%, 1/1/36	160	168,087
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,362,975
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,946,965
Green Bonds, 5.00%, 12/15/49	1,500	1,656,195
		$ 13,330,516
Escrowed/Prerefunded — 4.1%
Foothill-De Anza Community College District, CA:
Prerefunded to 8/1/24, 5.00%, 8/1/34	$1,150	$ 1,191,538
Prerefunded to 8/1/24, 5.00%, 8/1/36	1,150	1,191,538
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/31	$2,110	$ 2,192,142
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/34	5,235	5,484,710
		$ 10,059,928
General Obligations — 20.9%
Andover, MA, 4.00%, 7/15/52	$1,500	$ 1,441,065
Chicago Board of Education, IL:
5.00%, 12/1/42	260	249,538
5.00%, 12/1/44	1,405	1,352,425
Chicago, IL:
5.00%, 1/1/39	1,400	1,401,022
5.00%, 1/1/44	1,490	1,447,535
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	4,000	3,870,600
District of Columbia:
4.00%, 2/1/46	3,500	3,367,140
5.00%, 6/1/37(1)	7,000	7,522,550
Fort Worth Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/42	3,970	3,870,869
Illinois:
4.00%, 11/1/40	1,000	863,160
5.00%, 5/1/35	2,000	2,004,160
5.50%, 5/1/39	205	211,704
5.50%, 3/1/42	2,300	2,373,048
5.75%, 5/1/45	210	218,238
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/31	4,470	4,529,987
Little Elm Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/46	4,225	4,490,795
New York, NY, 4.00%, 9/1/46	2,000	1,876,200
Salem-Keizer School District No. 24J, OR, 0.00%, 6/15/24	1,220	1,168,492
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,949,937
University of Connecticut, 5.00%, 2/15/32	650	662,330
		$ 51,870,795
Hospital — 12.7%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$2,500	$ 2,577,425
5.00%, 4/1/52	2,500	2,534,125
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	1,720	1,737,372

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System): (continued)
Prerefunded to 7/1/23, 5.00%, 7/1/37	$2,300	$ 2,323,230
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/34	3,000	3,062,670
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), (SPA: JPMorgan Chase Bank, N.A.), 3.60%, 1/15/48(2)	1,250	1,250,000
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/37	1,250	1,165,725
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	1,000	1,028,200
Colorado Health Facilities Authority, (Craig Hospital), 5.00%, 12/1/47	1,835	1,898,087
Delaware Health Facilities Authority, (Beebe Medical Center):
5.00%, 6/1/36	3,730	3,898,596
5.00%, 6/1/37	1,000	1,038,180
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	500	435,640
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,475	1,505,282
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 4.00%, 1/15/39	2,100	1,979,376
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)	5,000	5,055,800
		$ 31,489,708
Housing — 1.3%
Cuyahoga Metropolitan Housing Authority, OH, 2.00%, 12/1/31	$1,250	$ 1,098,225
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/37	500	503,335
5.00%, 7/1/42	1,250	1,230,112
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(3)	285	285,000
		$ 3,116,672
Insured - Education — 0.8%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$ 1,924,825
		$ 1,924,825
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.9%
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$ 2,320,564
		$ 2,320,564
Insured - General Obligations — 1.3%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$145	$ 141,392
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/24	505	514,943
McCook, IL:
(AGM), 4.00%, 12/1/29	240	254,014
(AGM), 4.00%, 12/1/30	200	211,142
(AGM), 4.00%, 12/1/33	500	523,145
(AGM), 4.00%, 12/1/34	190	196,945
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	1,500	1,458,750
		$ 3,300,331
Insured - Lease Revenue/Certificates of Participation — 3.0%
Anaheim Public Financing Authority, CA, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$ 6,337,615
Hudson Yards Infrastructure Corp., NY, (AGM), 4.00%, 2/15/47	1,155	1,058,269
		$ 7,395,884
Insured - Other Revenue — 2.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$10,600	$ 5,981,792
		$ 5,981,792
Insured - Special Tax Revenue — 3.8%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/27	$6,000	$ 6,575,460
(NPFG), 5.50%, 1/1/30	2,565	2,955,573
		$ 9,531,033
Insured - Transportation — 7.5%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$1,000	$ 1,001,260
(AGM), 5.125%, 1/1/31	1,000	1,001,330
(AGM), 5.25%, 1/1/32	785	786,091
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	3,162,562
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	11,000	12,510,630
		$ 18,461,873

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.9%
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/32	$655	$ 672,554
(AGM), 5.00%, 7/1/33	565	579,814
(AGM), 5.00%, 7/1/35	280	286,518
(AGM), 5.00%, 7/1/37	565	576,583
		$ 2,115,469
Lease Revenue/Certificates of Participation — 1.3%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/37	$3,000	$ 3,124,830
		$ 3,124,830
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$1,620	$ 1,408,234
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53(4)	750	782,002
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(3)	1,200	216,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	640	657,568
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	2,000	1,914,540
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	935	925,126
		$ 5,903,470
Senior Living/Life Care — 4.1%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(5)	$140	$ 128,555
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,150	853,346
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(5)	265	244,107
5.625%, 7/1/46(5)	360	332,474
5.75%, 7/1/54(5)	775	712,969
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	1,000	972,400
Pompano Beach, FL, (John Knox Village), 4.00%, 9/1/41	1,270	1,037,819
Saint Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/35	1,700	1,637,287
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/30(5)	1,730	1,752,836
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House): (continued)
5.00%, 1/1/38(5)	$2,325	$ 2,326,000
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/34(5)	245	219,650
		$ 10,217,443
Special Tax Revenue — 7.6%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.25%, 7/1/42	$2,250	$ 2,524,905
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	1,500	1,710,045
Jurupa Public Financing Authority, CA, 5.00%, 9/1/31	1,200	1,236,360
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 4.00%, 6/15/50	5,000	4,109,700
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,000	973,480
4.00%, 5/1/45	2,795	2,614,499
5.00%, 11/1/46(1)	2,000	2,157,720
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/36(2)	2,000	2,000,000
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	1,000	946,840
5.00%, 3/15/48	500	533,110
		$ 18,806,659
Transportation — 11.0%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$1,100	$ 1,121,978
5.25%, 11/1/31	1,455	1,483,183
Denver City and County, CO, Airport System Revenue:
5.00%, 11/15/47	2,500	2,699,000
5.25%, 11/15/53	2,000	2,177,460
Georgia Ports Authority, 4.00%, 7/1/47	2,625	2,482,043
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	1,100	1,104,257
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	4,000	4,205,280
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/50	2,500	2,524,125
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/25	1,000	900,620
4.00%, 6/15/36	1,665	1,622,260
New Jersey Turnpike Authority, 5.25%, 1/1/52	1,000	1,083,750
New Orleans Aviation Board, LA, 5.00%, 1/1/43	1,555	1,588,339

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), 4.00%, 12/1/42	$2,400	$ 2,183,976
South Jersey Transportation Authority, NJ, 4.625%, 11/1/47	1,500	1,417,530
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	355	367,950
Texas Transportation Commission, 0.00%, 8/1/40	1,000	391,630
		$ 27,353,381
Water and Sewer — 7.5%
Atlanta, GA, Water and Wastewater Revenue, 5.00%, 11/1/35(1)	$6,990	$ 7,577,370
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/41	2,715	3,018,184
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/41	4,500	4,333,815
5.25%, 6/15/52(1)	1,000	1,096,200
(SPA: Mizuho Bank, Ltd.), 3.50%, 6/15/44(2)	2,670	2,670,000
		$ 18,695,569
Total Tax-Exempt Municipal Obligations (identified cost $251,270,250)		$253,155,541
Total Investments — 102.6% (identified cost $252,465,042)		$254,094,649
Other Assets, Less Liabilities — (2.6)%		$ (6,383,547)
Net Assets — 100.0%		$247,711,102
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2022.
(3)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $5,716,591 or 2.3% of the Fund's net assets.
At December 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	16.4%
New York	11.6%
California	11.2%
Others, representing less than 10% individually	63.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 20.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 9.0% to 13.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SPA	– Standby Bond Purchase Agreement

Eaton Vance
AMT-Free Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at December 31, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 939,108	$ —	$ 939,108
Tax-Exempt Municipal Obligations	—	253,155,541	—	253,155,541
Total Investments	$ —	$254,094,649	$ —	$254,094,649
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.